TAXATION (Schedule of Components of Deferred Tax Assets and Liablities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	$ 3,006	$ 1,364
Accrued expenses, payroll and others	1,065	1,053
Difference in tax basis from ViSS acquisition	515	695
Difference in research and development expenses capitalization		3,229
Operating loss carry-forwards	768	3,660
Others	519	1,599
Total deferred tax assets	5,873	11,600
Valuation allowance	(4,156)	(11,600)
Deferred tax assets, net of valuation allowance	1,717
Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	5	14
Total deferred tax liabilities	5	14
Classification on the consolidated balance sheets
Deferred tax assets, current	1,014
Deferred tax assets, non-current	703
Deferred tax liabilities - non-current	$ 5	$ 14